Contingencies And Other Disclosures	12 Months Ended
Dec. 31, 2011
Contingencies And Other Disclosures [Abstract]
Contingencies And Other Disclosures

Note 18 ❑ Contingencies and Other Disclosures

Contingencies

General. Contingent liabilities arise in the ordinary course of business, including those related to lawsuits, arbitration, mediation, and other forms of litigation. Various litigation matters are threatened or pending against FHN and its subsidiaries. In view of the inherent difficulty of predicting the outcome of these matters, particularly where the claimants seek very large or indeterminate damages, or where the cases present novel legal theories or involve a large number of parties, or where claims are possible but have not been brought, FHN cannot reasonably determine what the eventual outcome of the pending matters will be, what the timing of the ultimate resolution of these matters may be, or what the eventual loss or impact related to each matter may be. FHN establishes loss contingency liabilities for litigation matters when loss is both probable and reasonably estimable as prescribed by applicable financial accounting guidance. A liability generally is not established when a loss contingency either is not probable or its amount is not reasonably estimable. If loss for a matter is probable and a range of possible loss outcomes is the best estimate available, accounting guidance generally requires a liability to be established at the low end of the range.

In addition, disclosure of litigation matters is provided when there is more than a slight chance of a material loss outcome for FHN in excess of currently established loss liabilities. Based on current knowledge, and after consultation with counsel, management is of the opinion that loss contingencies related to such pending litigation matters should not have a material adverse effect on the consolidated financial condition of FHN, but may be material to FHN's operating results for any particular reporting period depending, in part, on the results from that period.

Litigation – Gain Contingency. The Chapter 11 Liquidation Trustee (the "Trustee") of Sentinel Management Group, Inc. ("Sentinel") filed complaints against two subsidiaries, First Tennessee Bank National Association ("FTBNA") and FTN Financial Securities Corp. ("FTN"), and two former FTN employees. The Trustee's claims related to Sentinel's purchases of Preferred Term Securities Limited ("PreTSL") products and other securities from FTN and/or the FTN Financial Capital Markets division of FTBNA from March 2005 to August 2007. In July 2011, the parties reached an agreement to settle the dispute. Under the terms of the settlement the Trustee received a total of $38.5 million dollars. After considering the terms of the settlement, FHN recognized a pre-tax expense of $36.7 million during second quarter 2011 related to the settlement. FHN believes that certain insurance policies provide coverage for these losses and related litigation costs, subject to policy limits and applicable deductibles. The insurers have denied coverage. FHN has brought suit against the insurers to enforce the policies under Tennessee law. The case is in U.S. District Court for the Western District of Tennessee styled as First Horizon National Corporation, et al. v. Certain Underwriters at Lloyd's Syndicate Nos. 2987, et al., No. 2:11-cv-02608. In connection with this matter the previously recognized expense may be recouped in whole or in part. As to this matter FHN has determined, under applicable financial accounting guidance, that although material gain is not probable there is more than a slight chance of a material gain outcome for FHN. FHN cannot determine a probable outcome that may result from this matter because of the uncertainty of the potential outcomes of the legal proceedings and also due to significant uncertainties regarding: legal interpretation of the relevant contracts; potential remedies that might be available or awarded; and the incomplete status of the discovery process.

Litigation – Loss Contingencies. Set forth below are discussions of certain pending or threatened litigation matters. Material loss contingency matters related to litigation generally fall into one of the following categories: (i) FHN has determined material loss to be probable or has established a material loss liability in accordance with applicable financial accounting guidance, other than matters reported previously as having been substantially settled or otherwise substantially resolved; or (ii) FHN has determined that although material loss is not probable or determinable there is more than a slight chance of a material loss outcome for FHN in excess of currently established loss liabilities. At December 31, 2011, all of the matters discussed below fall into the second category. In all such matters that involve claims in active litigation, and in those matters not in litigation where possible allegations can be anticipated, FHN believes it has meritorious defenses and intends to pursue those defenses vigorously. For the foregoing reasons, in each potential loss contingency matter mentioned below except as otherwise noted, there is a more than slight chance that each of the following outcomes will occur: the plaintiff will substantially prevail; the defense will substantially prevail; the plaintiff will prevail in part; or the matter will be settled by the parties. FHN expects to reassess the liability for these matters each quarter as they progress.

Branch Sale Arbitration. Manufacturers & Traders Trust Company ("M&T") has filed an arbitration claim against FTBNA. The claim arises out of FTBNA's sale of certain branch assets to M&T in 2007. The original demand for arbitration claims that FTBNA violated its obligations to repurchase home equity lines of credit ("HELOCs") that it sold to M&T as part of the asset sale agreement. M&T alleges that the loans either are not in conformity with FTBNA's representations about them or are insured and sold due to mutual mistake or both. At this time, as a result of rulings to date, the claim has become a demand that FTBNA repurchase certain HELOCs having an original principal balance of $45.5 million. At December 31, 2011, the HELOCs at issue included loans with an unpaid principal balance of $24.3 million and also included charged-off loans of $10.1 million. These HELOCs are not included in the mortgage repurchase pipeline discussed below as potential repurchase obligations are evaluated separately based on specific facts and circumstances related to this loan sale. FHN estimates that for this matter reasonably possible losses in future periods in excess of currently established liabilities could aggregate in a range from zero to approximately $14 million. For this matter, FHN's ability to estimate reasonably possible loss is subject to significant uncertainties regarding: the potential remedies that might be available or awarded; the identity and value of assets FHN may be required to repurchase; and the unpredictable nature of the arbitration process. FHN believes it has meritorious defenses and intends to pursue those defenses vigorously.

Mortgage Securitization Litigation. Prior to September 2008 FHN originated and sold home loan products through various channels and conducted its servicing business under the First Horizon Home Loans and First Tennessee Mortgage Servicing brands. Those sales channels included the securitization of loans into pools held by trustees and the sale of the resulting securities, sometimes called "certificates," to investors. These activities are discussed in more detail below under the heading "Legacy Home Loan Sales and Servicing."

At the time this report is filed, FHN is one of multiple defendants in four lawsuits brought by investors which claim that the offering documents under which certificates were sold to them were materially deficient. The plaintiffs and venues of these suits are: (1) the Federal Housing Finance Agency ("FHFA"), as conservator for Fannie Mae and Freddie Mac, in U.S. District Court for the Southern District of New York (Case No. 11-cv-6193 (PGG)); (2) Charles Schwab Corp. in the Superior Court of San Francisco, California (Case No. 10-501610); (3) Federal Home Loan Bank of Chicago in the Circuit Court of Cook County, Illinois (Case No. 10 CH 45033); and (4) Western & Southern Life Insurance Co, among others in the Court of Common Pleas, Hamilton County, Ohio (Case No. A1105352). Two of those suits were brought in the second half of 2010, and the other two were brought in the third quarter of 2011. A fifth investor, Federal Home Loan Bank of Indianapolis, filed a suit against FHN and others in 2010 but withdrew the suit as to FHN in July 2011. The plaintiffs in the pending suits claim to have purchased a total of $1.1 billion of certificates in twelve separate securitizations related to FHN and demand that FHN repurchase their investments, or answer in damages or rescission, among other remedies sought. If FHN were to repurchase certificates, it would recognize as a loss the difference between the amount paid (adjusted for any related litigation reserve previously established) and the fair value of the certificates at that time.

Details concerning the original purchase amounts of the investments at issue are set forth below. "Senior" and "Junior" refer to the ranking of the investments in broad terms; in many cases the securitization provided for sub-classifications within the Senior or Junior groups.

(Dollars in thousands)	Alt-A		Jumbo
	Senior	Junior	Senior	Junior

Vintage
2005 (a)	$643,751	$-	$60,000	$-
2006 (a)	230,020	-	84,659	9,793
2007	5,050	-	50,000	7,084

Total	$878,821	$-	$194,659	$16,877

(a)	Senior Alt-A mortgage loans for 2005 and 2006 represent amounts which are the subject of the FHFA litigation.

The original purchase amounts reported in this table do not reflect the cumulative amounts of principal and interest distributions received by investors over the past four to six years. Such receipts generally would diminish any recovery a plaintiff might obtain.

Information on the performance of the securitizations is available in monthly reports published by the trustee for the securitization trusts. Based on these reports, the ending certificate balance of the investments which are the subject of the four lawsuits was $516.2 million as of the December 27, 2011 trust statements. Within that total, the ending certificate balance of the investments which are the subject of the FHFA lawsuit was $371.0 million, with approximately 80 percent performing. Additionally, cumulative losses reported on the December 27, 2011 trust statements represent 4 percent of the original UPB. Ending certificate balances reflect the remaining principal balance on the certificates, after the monthly principal and interest distributions. Any such losses could be part of any recovery from FHN. Losses are often reported based on all of the certificates within a pool or group, which limits FHN's ability to ascertain losses at the level of an investor's specific certificate.

Although these suits are in early stages, FHN intends to defend itself vigorously. For these matters, FHN's ability to estimate reasonably possible loss is subject to significant uncertainties regarding: claims as to which the claimant specifies no dollar amount; the potential remedies that might be available or awarded; the availability of significantly dispositive defenses such as statutes of limitations or repose; the outcome of potentially dispositive early-stage motions such as motions to dismiss; the identity and value of assets FHN may be required to repurchase for those claims seeking asset repurchase; the incomplete status of the discovery process; the lack of a precise statement of damages; and lack of precedent claims.

As discussed under "Legacy Home Loan Sales and Servicing," similar claims may be pursued by other investors, and loan repurchase, make-whole, or indemnity claims may be pursued by securitization trustees or others. At December 31, 2011, FHN had not recognized a liability for exposure for investment rescission or damages arising from the foregoing or other potential claims by investors that the offering documents under which the loans were securitized were materially deficient, nor for exposure for repurchase of loans arising from potential claims that FHN breached its representations and warranties made in securitizations at closing.

Debit Transaction Sequencing Matter. In September 2011, FTBNA became a defendant in a putative class action lawsuit concerning overdraft fees charged in connection with debit card transactions. A key claim is that the method used to order or sequence the transactions posted each day was improper. The plaintiff seeks actual damages of at least $5 million, unspecified restitution of fees charged, and unspecified punitive damages, among other things. FHN is unable to estimate a range of reasonably possible loss due to significant uncertainties regarding: whether a class will be certified and, if so, the definition of the class; claims as to which no dollar amount is specified; the potential remedies that might be available or awarded; the outcome of potentially dispositive early-stage motions such as motions to dismiss; and the lack of discovery. FHN is aware that claims which appear to be somewhat similar have been brought against other financial institutions. Although this suit is in a very early stage making an assessment of it impossible, FHN intends to defend itself vigorously.

Legal Settlement Process – Mortgage Repurchase Pipeline. For several years FHN has received claims from government sponsored enterprises ("GSEs"), mortgage insurers, and others that FHN breached certain representations and warranties made in connection with whole-loan sales prior to September 2008. Generally such claims demand that FHN repurchase the loans or otherwise make the purchaser whole. FHN analyzes these claims using a pipeline and reserve approach. Generally FHN reviews each claim in the pipeline and either offers to satisfy the claim or rejects the claim by asking the claimant to rescind it. FHN has established a material liability for claims currently in the pipeline. As of December 31, 2011 none of these matters had been become active litigation. These matters are discussed under "Legacy Home Loan Sales and Servicing."

Other Litigation Matters

A shareholder, Cranston Reid, has filed a putative derivative lawsuit in the U.S. District Court for the Western District of Tennessee, Western Division (Case No. 2:10cv02413-STA-cgc) against various former and current officers and directors of FHN. FHN is named as a nominal defendant, though no relief is sought against it. The complaint alleges the following causes of action: breach of fiduciary duty, abuse of control, gross mismanagement, and unjust enrichment. The claimed breach of fiduciary duty and other causes of action stem from a number of alleged events, including: certain litigation matters, both pending and previously disposed, unrelated to this plaintiff; certain matters that allegedly could become litigation matters, unrelated to this plaintiff; a matter that previously had been investigated and concluded, unrelated to this plaintiff; and an alleged general use of allegedly unlawful and high-risk banking practices. In March 2011 the court dismissed all claims. The plaintiff has appealed the dismissal. FHN continues to believe the defendants have meritorious defenses to this complaint – including that the complaint fails to state any legally cognizable claim – and intends to advance those defenses vigorously on appeal. Based on the circumstances of this matter, FHN believes it is not reasonably possible for this matter to result in a material financial loss for FHN.

Legacy Home Loan Sales and Servicing

Overview. Prior to September 2008, as a means to provide liquidity for its legacy mortgage banking business, FHN originated loans through its legacy mortgage business, primarily first lien home loans, with the intention of selling them. Some government-insured and government-guaranteed loans were originated with credit recourse retained by FHN and some other mortgages were originated to be held, but predominantly mortgage loans were intended to be sold without recourse for credit default. Sales typically were effected either as non-recourse whole loan sales or through non-recourse proprietary securitizations. Conventional conforming and federally insured single-family residential mortgage loans were sold predominately to GSEs such as the Federal National Mortgage Association ("Fannie Mae" or "FNMA"), the Federal Home Loan Mortgage Corporation ("Freddie Mac" or "FHLMC"), or the Government National Mortgage Association ("Ginnie Mae" or "GNMA"). Many mortgage loan originations, especially those that did not meet criteria for whole loan sales to GSEs (nonconforming mortgage loans), were sold to investors, or certificate-holders, predominantly through proprietary securitizations but also, to a lesser extent, through whole loan sales to private non-GSE purchasers. In addition, FHN originated with the intent to sell and sold HELOCs and second lien mortgages through whole loan sales to private purchasers and, to a lesser extent, through proprietary securitizations.

Regarding these past loan sale activities, FHN has exposure to potential loss primarily through two avenues. First, purchasers of these mortgage loans may request that FHN repurchase loans or make the purchaser whole for economic losses incurred if it is determined that FHN violated certain contractual representations and warranties made at the time of these sales. Contractual representations and warranties differ based on deal structure and counterparty. For whole-loan sales, a claimant generally would be the purchaser. For securitizations, a repurchase claimant generally would be a trustee. Second, investors in securitizations may attempt to achieve rescission of their investments or damages through litigation by claiming that the applicable offering documents were materially deficient. In addition, overlaying these avenues: some of the loans that were sold or securitized were insured and the insurance carrier may seek repurchase or make-whole remedies by claiming that FHN violated certain contractual representations and warranties made in connection with the insurance contract; and, some of the loans sold to non-GSE whole-loan purchasers were included in securitizations of the purchasers, and the purchasers may seek indemnification. In some cases FHN retains the servicing of the loans sold or securitized and so has substantial visibility into the status of the loans; in many cases FHN does not retain servicing and has very limited or no such visibility.

From 2005 through 2008, FHN originated and sold $69.5 billion of mortgage loans without recourse to GSEs. Although additional GSE sales occurred in earlier years, a substantial majority of GSE repurchase requests have come from that period. In addition, from 2000 through 2007, FHN securitized $47.0 billion of mortgage loans without recourse in proprietary transactions. Of the amount originally securitized, $36.7 billion relates to securitization trusts that are still active; approximately 30 securitization trusts have been terminated due to clean-up calls exercised by FHN. A clean-up call is allowed when the unpaid principal balance falls to a low level. The exercise of a clean-up call results in termination of the pooling and servicing agreement and reacquisition by FHN of the related outstanding mortgage loans.

On August 31, 2008 FHN sold its national mortgage and servicing platforms along with a portion of its servicing assets and obligations. This is sometimes referred to as the "2008 sale," the "2008 divestiture," the "platform sale," or other similar words. FHN contracted with the purchaser to have its remaining servicing obligations sub-serviced by the purchaser through August 2011.

Loans Sold With Full or Limited Recourse. Although not a substantial part of FHN's former business, FHN sold certain agency mortgage loans with full recourse under agreements to repurchase the loans upon default. Loans sold with full recourse generally include mortgage loans sold to investors in the secondary market which are uninsurable under government guaranteed mortgage loan programs due to issues associated with underwriting activities, documentation, or other concerns. For mortgage insured single-family residential loans, in the event of borrower nonperformance, FHN would assume losses to the extent they exceed the value of the collateral and private mortgage insurance, the Federal Housing Administration ("FHA") insurance, or the Veteran's Administration ("VA") guaranty. On December 31, 2011 and 2010, the current UPB of single-family residential loans that were sold on a full recourse basis with servicing retained was $45.3 million and $58.4 million, respectively.

Loans sold with limited recourse include loans sold under government guaranteed mortgage loan programs including the FHA and VA. FHN may absorb losses due to uncollected interest and foreclosure costs but has limited risk of credit losses in the event of foreclosure of the mortgage loan sold. Generally, the amount of recourse liability in the event of foreclosure is determined based upon the respective government program and/or the sale or disposal of the foreclosed property collateralizing the mortgage loan. Another instance of limited recourse is the VA/No bid. In this case, the VA guarantee is limited and FHN may be required to fund any deficiency in excess of the VA guarantee if the loan goes to foreclosure.

FHN also has potential loss exposure from claims that FHN violated FHA or VA technical requirements related to the origination of the loans. Unless otherwise noted, the remaining discussion under this section, "Legacy Home Loan Sales and Servicing," excludes information concerning full or limited recourse loan sales.

GSE Whole Loan Sales. Substantially all of the conforming mortgage loans were sold to GSEs such as Ginnie Mae for federally insured loans and Fannie Mae and Freddie Mac for conventional loans. Each GSE has specific guidelines and criteria for sellers and servicers of loans backing their respective securities, and the risk of credit loss with regard to the principal amount of the loans sold was generally transferred to the GSEs upon sale.

Generally these loans were sold without recourse for credit loss. However, if it is determined that the loans sold were in breach of representations or warranties required by the GSE and made by FHN at the time of sale, FHN has obligations to either repurchase the loan for the UPB or make the purchaser whole for the economic loss incurred by the purchaser of such loan. Such representations and warranties required by the GSEs typically include those made regarding the existence and sufficiency of file documentation and the absence of fraud by borrowers or other third parties such as appraisers in connection with obtaining the loan.

At the time of sale, FHN retained servicing rights for a majority of these mortgage loans sold. However, FHN has since sold (through the 2008 divestiture and bulk sales) servicing rights on a significant amount of the loans that were sold to GSEs. As of December 31, 2011, the original and current UPB of loans sold to GSEs from 2005 and 2008 that FHN continues to service was $6.7 billion and $6.1 billion, respectively. A substantial amount of FHN's existing repurchase obligations from outstanding requests relate to conforming conventional mortgage loans that were sold to GSEs. Since the divestiture of the national mortgage banking business in third quarter 2008 through December 31, 2011, GSEs (primarily Fannie Mae and Freddie Mac) have accounted for the vast majority of repurchase/make-whole claims received.

Proprietary Mortgage Securitizations. FHN originated and sold certain non-agency, nonconforming mortgage loans, Jumbo and Alternative-A ("Alt A") first lien mortgage loans, to private investors through over 140 proprietary securitization trusts. Over 110 of these proprietary securitization trusts were active as of December 31, 2011. Securitized loans generally were sold indirectly to investors as interests, commonly known as certificates, in trusts or other vehicles. The certificates were sold to a variety of investors, including GSEs in some cases, through securities offerings under a prospectus or other offering documents. In most cases, the certificates were tiered into different risk classes, with junior classes exposed to trust losses first and senior classes exposed only after junior classes were exhausted. Unlike servicing on loans sold to GSEs, FHN still services substantially all of the remaining loans sold through proprietary securitizations. As of December 31, 2011, the remaining UPB in active proprietary securitizations was $12.0 billion consisting of $7.2 billion Alt-A mortgage loans and $4.8 billion Jumbo mortgage loans. Representations and warranties were made to the trustee for the benefit of investors. As such, FHN has exposure for repurchase of loans arising from claims that FHN breached its representations and warranties made at closing, and exposure for investment rescission or damages arising from claims by investors that the offering documents under which the loans were securitized were materially deficient. As of December 31, 2011, the repurchase request pipeline contained no repurchase requests related to first lien proprietary mortgage securitizations based on representations and warranties.

Unlike loans sold to GSEs, contractual representations and warranties for proprietary first lien mortgage securitizations do not include specific representations regarding the absence of third party fraud or negligence in the underwriting or origination of the mortgage loans. Securitization documents typically provide the investors with a right to request that the trustee investigate and initiate repurchase of a mortgage loan if FHN breached certain representations and warranties made at the time the securitization closed and such breach materially and adversely affects the interests of the investors in such mortgage loan. However, the securitization documents do not require the trustee to make an investigation into the facts or matters stated in any request or notice unless requested in writing to do so by the holders of certificates evidencing not less than 25 percent of the voting rights allocated to each class of certificates. The certificate holders may also be required to indemnify the trustee for its costs related to investigations made in connection with repurchase actions. FHN has no knowledge of any investor requests to the trustee to investigate mortgage loans for possible breach of representations and warranties. GSEs were among the purchasers of certificates in securitizations. As such, they are entitled to the benefits of the same representations and warranties as other investors. However, the GSEs, acting through their conservator under federal law, are permitted to undertake, independently of other investors, reviews of FHN's mortgage loan origination and servicing files. Such reviews are commenced using a subpoena process. If, because of such reviews, the GSEs determine there has been a breach of a representation or warranty that has had a material and adverse affect on the interests of the investors in any mortgage loan, the GSEs may seek to enforce a repurchase obligation against FHN. Certain other government entities have asserted a similar right of review not generally available to other investors. As discussed in more detail below, FHN has received several such subpoenas.

Also unlike loans sold to GSEs through nonrecourse whole loan sales, interests in securitized loans were sold as securities under prospectuses or other offering documents subject to the disclosure requirements of applicable federal and state securities laws. As an alternative to pursuing a claim for breach of representations and warranties through the trustee as mentioned above, investors could pursue (and in certain cases mentioned below, are pursuing) a claim alleging that the prospectus or other disclosure documents were deficient by containing materially false or misleading information or by omitting material information. Claims for such disclosure deficiencies typically could be brought under applicable federal or state securities statutes, and the statutory remedies typically could include rescission of the investment or monetary damages measured in relation to the original investment made. Any such statutory claim would be subject to applicable limitation periods and other statutory defenses. If a plaintiff properly made and proved its allegations, the plaintiff might attempt to claim that damages could include loss of market value on the investment even if there were little or no credit loss in the underlying loans. Claims based on alleged disclosure deficiencies also could be brought as traditional fraud or negligence claims with a wider scope of damages possible. Each investor could bring such a claim individually, without acting through the trustee to pursue a claim for breach of representations and warranties, and investors could attempt joint claims or attempt to pursue claims on a class-action basis. Claims of this sort are likely to be resolved in a litigation context in most cases, unlike most of the GSE repurchase requests. The analysis of loss content and establishment of appropriate liabilities in those cases would follow principles and practices associated with litigation matters, including an analysis of available procedural and substantive defenses in each particular case, a determination whether material loss is probable, and (if so) an estimation of the amount of ultimate loss, if any can be estimated. FHN expects most litigation claims to take much longer to resolve than repurchase requests typically have taken.

None of FHN's proprietary first lien securitizations involved the use of monoline insurance for the benefit of all classes of security holders. Monoline insurance is a form of credit enhancement provided to a securitization by a third party insurer. Subject to the terms and conditions of the policy, the insurer guarantees payments of accrued interest and principal due to the investors. In certain limited situations, insurance was provided for a specific senior retail class of holders within individual securitizations. The aggregate insured certificates totaled $128.4 million of original certificate balance. FHN's exercise of cleanup calls contained some of these insured certificates; therefore, the original certificate balance of insured certificates related to active securitization trusts was $103.4 million as of December 31, 2011. The trustee statement dated December 27, 2011 reported to FHN that the remaining outstanding certificate balance for these classes was $97.7 million. FHN understands that some monoline insurers have commenced lawsuits against others in the industry seeking to rescind policies of this sort due to alleged misrepresentations as to the quality of the loan portfolio insured. FHN has not received notice of a lawsuit from the monoline insurers of the senior retail level classes.

Four agencies acting on behalf of several purchasers of securitizations have subpoenaed information from FHN and others. In 2009 FHN was subpoenaed by the federal regulator of credit unions, the National Credit Union Administration ("NCUA"), related to securitization investments by two federal credit unions. There has been little communication with FHN associated with this matter recently. FHN has been subpoenaed by the FHFA acting as conservator for Fannie Mae and Freddie Mac related to securitization investments by those institutions. In addition, the Federal Home Loan Bank of San Francisco has subpoenaed FHN for purposes of a loan origination review related to certain of its securitization investments. Collectively, the NCUA, FHFA and FHLB San Francisco subpoenas seek information concerning twelve first lien securitizations and three HELOC securitizations originated by FHN during the years 2005 and 2006. In addition, the FDIC acting on behalf of certain failed banks has also subpoenaed FHN related to securitizations investments by those institutions.

The FDIC and FHLB San Francisco subpoenas also concern loans sold to non-GSE purchasers on a whole-loan basis which were included by those purchasers in other securitizations. FHN did not participate in those securitizations. The FDIC subpoena fails to identify the specific investments (called certificates) made by the failed banks. FHN therefore is unable to identify the loans under review or the dollar amounts involved in the FDIC and FHLB San Francisco subpoenas. The FHFA subpoena overlaps substantially with the ongoing litigation matter mentioned above under "Litigation – Loss Contingencies" but does cover an additional securitization.

These subpoenas relate to ongoing reviews which ultimately could result in claims against FHN. The original and current (as of the December 27, 2011 trust statements) combined first lien certificate balances of the related pools in which the two credit unions invested, were $321.6 million and $155.3 million, respectively. The original and current (as of the December 27, 2011 trust statements) combined HELOC certificate balances of the related pools in which the credit unions invested were $299.8 million and $118.4 million. The original and current certificate balances of the pool in which the FHLB SF invested are $601.1 million and $209.7 million respectively. There are limitations as to FHN's knowledge of the amount of investments made that are subject to the FDIC subpoena. As mentioned above, FHN does not know which pools or what portions of those pools the institutions represented by the FDIC purchased. Since the reviews at this time are neither repurchase claims nor litigation, the associated loans are not considered part of the repurchase pipeline.

Other Proprietary Securitizations. FHN also originated and sold home equity lines and second lien loans through seven proprietary securitization trusts, six of which related to HELOC loans. Each trust issued notes backed by these loans and publicly offered the asset-backed notes to investors pursuant to a prospectus. FHN services all of the loans backing the notes in these proprietary securitizations pursuant to the terms of the sale and servicing agreements. The Trustee statements dated December 27, 2011, reported that the cumulative original and current outstanding note balances of the six HELOC securitizations were $2.5 billion and $.6 billion, respectively. The original and current outstanding balance of the closed-end second lien securitization was $236.3 million and $23.6 million, respectively.

These seven securitization trusts have been consolidated by FHN in accordance with Generally Accepted Accounting Principles. Consequently, these loans and the associated credit risk are reflected in FHN's consolidated financial statements. As of December 31, 2011, the loans and associated ALLL are reflected as "restricted" on the Consolidated Statements of Condition.

The asset-backed notes issued in the six HELOC securitizations were "wrapped" by monoline insurers. FHN understands that some monoline insurers have commenced lawsuits against other originators of asset-backed securities seeking to cancel policies of this sort due to alleged misrepresentations as to the quality of the loan portfolio insured. FHN has not received notice from a monoline insurer of any such lawsuit. The monoline insurers also have certain contractual rights to pursue repurchase and indemnification. In response to unreimbursed insurance draws resulting from insufficient remittances to investors, the monoline insurer of two of FHN's HELOC securitizations exercised its rights to review the performance of these HELOC securitizations and, with respect to charged off loans, to review loan origination and servicing files, underwriting guidelines, and payment histories. During third and fourth quarters of 2011, the insurer began requesting indemnification and repurchase of specific loans based on the review. Also, the monoline insurer and FHN have entered into an agreement to negotiate the transfer of servicing of some or all of the HELOC loans to a servicer that specializes in collections and recoveries. Because the underlying loans and their associated loss content are recorded on FHN's balance sheet, FHN reviews the portfolio each quarter for inherent loss and has established reserves for loss content. For that reason, FHN does not include these requests in the repurchase pipeline reported for first lien mortgages, and FHN believes that any ultimate cash payouts related to these loans are unlikely to have any material impact upon FHN's financial results as such payouts would be reflected as reductions to the existing balance of restricted term borrowings. Additionally, advances made by monoline insurers for the benefit of security holders have been recognized within restricted term borrowings in the Consolidated Statements of Condition (as the insurers have a higher priority to cash flows from the securitization trusts than FHN).

Other Whole Loan Sales. FHN has sold first lien mortgages without recourse through whole loan sales to non-GSE purchasers. As of December 31, 2011, 1 percent of repurchase/make-whole claims relate to private whole loan sales. These claims are included in FHN's liability methodology and the assessment of the adequacy of the repurchase and foreclosure liability. In addition, a portion of these loans were included by the purchasers in securitizations as to which FHN did not participate. Although FHN has no direct exposure to investors in such securitizations, FHN did make contractual representations and warranties to the loan purchasers, including indemnity covenants for certain losses and expenses caused by FHN's breach. FHN has received indemnification requests from UBS Securities LLC, Credit Suisse Securities (USA) LLC (formerly Credit Suisse First Boston LLC), and Citigroup (CGMI, CGMRC and CMLTI).

Private Mortgage Insurance. Private mortgage insurance ("MI") was required by GSE rules for certain of the loans sold to GSEs and was also provided for certain of the loans that were securitized. MI generally was provided for the first lien loans sold or securitized having a loan-to-value ratio at origination of greater than 80 percent. Although unresolved MI cancellation notices are not formal repurchase requests, FHN includes these in the active repurchase request pipeline when analyzing and estimating loss content in relation to the loans sold to GSEs. For purposes of estimating loss content, FHN also considers reviewed MI cancellation notices where coverage has been cancelled for all loan sales and securitizations. In determining the adequacy of the repurchase reserve, FHN considered $330.1 million in UPB of loans sold where MI coverage was cancelled for all loan sales and securitizations as of December 31, 2011 compared to $124.3 million in 2010. To date, a majority of MI cancellation notices have involved loans sold to GSEs. At December 31, 2011, all estimated loss content arising from MI cancellation matters related to loans sold to GSEs.

Established Repurchase Liability. Based on its experience to date, FHN has evaluated its loan repurchase exposure as mentioned above and has accrued for losses of $167.4 million and $185.4 million as of December 31, 2011 and 2010, respectively. A vast majority of this liability relates to obligations associated with the sale of first lien mortgages to GSEs through the legacy mortgage banking business. Accrued liabilities for FHN's estimate of these obligations are reflected in Other liabilities on the Consolidated Statements of Condition. Charges to increase the liability are included within Repurchase and foreclosure provision on the Consolidated Statements of Income.

Servicing and Foreclosure Practices. FHN services a predominately first lien mortgage loan portfolio with an unpaid principal balance of approximately $24 billion as of December 31, 2011. A substantial portion of the first lien portfolio is serviced through a subservicer. The first lien portfolio is held primarily by Fannie Mae and private security holders, with less significant portions held by Ginnie Mae and Freddie Mac. In connection with its servicing activities, FHN collects and remits the principal and interest payments on the underlying loans for the account of the appropriate investor. In the event of delinquency or non- payment on a loan in a private or agency securitization: (1) the terms of the private securities agreements generally require FHN, as servicer, to continue to make monthly advances of principal and interest ("P&I") to the trustee for the benefit of the investors; and (2) the terms of the majority of the agency agreements may require the servicer to make advances of P&I, or in certain circumstances to repurchase the loan out of the trust pool. In the event payments are ultimately made by FHN to satisfy this obligation, P&I advances and servicer advances are recoverable from: (1) the liquidation proceeds of the property securing the loan, in the case of private securitizations and (2) the proceeds of the foreclosure sale by the government agency, in the case of government agency-owned loans. As of December 31, 2011 and 2010, FHN has recognized servicing and P&I advances of $345.9 million and $262.5 million, respectively. Servicing and P&I advances are included in Other assets on the Consolidated Statements of Condition.

FHN is subject to losses in its loan servicing portfolio due to loan foreclosures. Foreclosure exposure arises from certain government agency agreements which limit the agency's repayment guarantees on foreclosed loans, resulting in losses to the servicer. Foreclosure exposure also includes real estate costs, marketing costs, and costs to maintain properties, especially during protracted resale periods in geographic areas of the country negatively impacted by declining home values.

In recent years governmental officials and agencies have scrutinized industry foreclosure practices, particularly in judicial foreclosure states. The initial focus on judicial foreclosure practices of financial institutions nationwide has expanded to include non-judicial foreclosure and loss mitigation practices including the effective coordination by servicers of foreclosure and loss mitigation activities, which could impact FHN through increased operational and legal costs. By the end of 2010, FHN had reviewed its processes relating to foreclosure on loans it owns and services and no material issues were identified. FHN has continued to review and revise, as appropriate, its foreclosure processes in coordination with loss mitigation practices and to continue to monitor these processes with the goal of conforming them to changing servicing requirements.

FHN's national mortgage and servicing platforms were sold in August 2008 and the related servicing activities, including foreclosure and loss mitigation practices, of the still-owned portion of FHN's mortgage servicing portfolio was outsourced through a three year subservicing arrangement (the "2008 subservicing agreement") with the platform buyer (the "2008 subservicer"). The 2008 subservicing agreement expired in August 2011. In 2011, FHN entered into a replacement agreement with a new subservicer (the "2011 subservicer").

By the end of first quarter 2011, federal banking regulators had completed examinations of foreclosure and loss mitigation practices of large, federally regulated mortgage servicers, including FHN's 2008 subservicer. Regulators have entered into consent decrees with several of the institutions requiring comprehensive revision of loan modification and foreclosure processes, including the remediation of borrowers that have experienced financial harm. The 2008 subservicer is subject to a consent decree and has advised FHN that it has implemented or is in the process of implementing the new standards. In accordance with the terms of the consent decree, the 2008 subservicer had commenced an independent third party assessment of its foreclosure processes and is participating in a regulator-prescribed foreclosure claims review process. As a result of the above examinations, in June 2011 the OCC issued Supervisory Guidance relating to Foreclosure Management setting forth the OCC's expectations for the oversight and management of mortgage foreclosure activities for national banks, and requiring self-assessments of foreclosure management practices including compliance with legal requirements, and testing and file reviews. FHN has reviewed the Supervisory Guidance and utilized a third party consultant to assist in its self-assessment of its foreclosure management process relating to all its mortgage servicing, including that conducted by the 2011 subservicer. The assessment was completed in the fourth quarter of 2011; FHN is reviewing the results and collecting additional data. Also in connection with the 2008 subservicer's third party assessment process, FHN and its 2011 subservicer will cooperate with the 2008 subservicer to identify and correct any servicing deficiencies in foreclosure or loss mitigation that might impact FHN's subserviced loans.

Under FHN's 2008 subservicing agreement, the 2008 subservicer had the contractual right to follow FHN's prior servicing practices as they existed 180 days prior to August 2008 until the 2008 subservicer became aware that such practices did not comply with applicable servicing requirements, subject to subservicer's obligation to follow accepted servicing practices, applicable law, and new requirements, including evolving interpretations of such practices, law and requirements. FHN cannot predict the amount of additional operating costs related to foreclosure delays, including required process changes, increased default services, extended periods of servicing advances and the recoverability of such advances, legal expenses, or other costs that may be incurred as a result of the internal reviews or external actions. In the event of a dispute such as that described below between FHN and 2008 subservicer over any liabilities for subservicer's servicing and management of foreclosure or loss mitigation processes, FHN cannot predict the costs that may be incurred.

FHN's 2008 subservicer has presented invoices and made demands under the 2008 subservicing agreement that FHN pay certain costs related to tax service contracts in connection with FHN's transfer of subservicing to its 2011 subservicer in the amount of $5.8 million. The 2008 subservicer also is seeking reimbursement for expenditures the 2008 subservicer has or anticipates it will incur under the consent decree and supervisory guidance relating to foreclosure review (collectively, "foreclosure review"), alleging that FHN has an implied agreement to participate in and share in such cost. The foreclosure review expenditures for which the 2008 subservicer presently seeks reimbursement is approximately $7.4 million. The 2008 subservicer has indicated that additional reimbursement requests will be made as the foreclosure review continues. FHN disputes that it has any responsibility or liability for either demand under the 2008 subservicing agreement or otherwise. In the event that the 2008 subservicer pursues its position through litigation, FHN believes it has meritorious defenses and intends to defend itself vigorously.

Other Disclosures – Visa Matters. FHN is a member of the Visa USA network. On October 3, 2007, the Visa organization of affiliated entities completed a series of global restructuring transactions to combine its affiliated operating companies, including Visa USA, under a single holding company, Visa Inc. ("Visa"). Upon completion of the reorganization, the members of the Visa USA network remained contingently liable for certain Visa litigation matters. Based on its proportionate membership share of Visa USA, FHN recognized a contingent liability in fourth quarter 2007 related to this contingent obligation. In March 2008, Visa completed its initial public offering ("IPO") and funded an escrow account from its IPO proceeds to be used to make payments related to the Visa litigation matters. FHN received approximately 2.4 million Class B shares in conjunction with Visa's IPO.

FHN's Visa shares are included in the Consolidated Statements of Condition at their historical cost of $0. Conversion of these shares into class A shares of Visa and, with limited exceptions, transfer of these shares is restricted until the later of the third anniversary of the IPO or the final resolution of the covered litigation. As a result of Visa's escrow funding in December 2011, the conversion ratio was reduced to 43 percent in February 2012, effective as of December 29, 2011. Future funding of the escrow will dilute this exchange rate by an amount that is yet to be determined.

In conjunction with the sale of 440,000 of its Visa class B shares in December 2010, FHN and the purchaser entered into a derivative transaction whereby FHN will make, or receive, cash payments whenever the conversion ratio of the Visa class B shares into Visa class A shares is adjusted. FHN determined that the initial fair value of the derivative was equal to a pro rata portion of the previously accrued contingent liability for Visa litigation matters attributable to the Visa class B shares sold in 2010. This amount was determined to be a liability of $1.0 million as of December 31, 2010. In March 2011, Visa deposited an additional $400 million into the escrow account. Accordingly, FHN reduced its contingent liability by $3.3 million to $1.4 million through a credit to noninterest expense in first quarter 2011. The associated decline in the conversion ratio resulted in FHN making a payment to the counterparty of $.7 million in second quarter 2011. As a result of the expected decline in the conversion ratio of the Visa Class B shares sold, FHN increased the derivative liability to $3.9 million as of December 31, 2011.

In September 2011, FHN sold 895,000 of its Visa Class B shares. In conjunction with this sale, FHN also entered into a derivative transaction with this purchaser, where the fair value will fluctuate with changes in the conversion ratio. FHN determined that the initial fair value of this derivative, and value as of September 30, 2011, was a liability of $2.5 million. The derivative liability was increased to $8.0 million as of December 31, 2011, as a result of the expected decline in the conversion ratio due to Visa's December 2011 escrow funding.

FHN now holds approximately 1.1 million Visa Class B shares.

Other Disclosures – Company Owned Life Insurance. FHN has purchased life insurance on certain of its employees and is the beneficiary on these policies. On December 31, 2011, the cash surrender value of these policies, which is included in Other assets on the Consolidated Statements of Condition, was $657.5 million. There are restrictions on $35.9 million of the proceeds from these benefits which relate to certain compensation plans. FHN has not borrowed against the cash surrender value of these policies.

Other Disclosures – Indemnification Agreements and Guarantees. In the ordinary course of business, FHN enters into indemnification agreements for legal proceedings against its directors and officers and standard representations and warranties for underwriting agreements, merger and acquisition agreements, loan sales, contractual commitments, and various other business transactions or arrangements. The extent of FHN's obligations under these agreements depends upon the occurrence of future events; therefore, it is not possible to estimate a maximum potential amount of payouts that could be required with such agreements.